Business combinations - Schedule of Movements of Consideration Paid (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of detailed information about business combination [line items]
Total payments for acquisitions of subsidiaries, net of cash acquired	£ (6,831)	£ (236,110)	£ (79,691)
Velocity Parners (VP) | Business combination, cash paid for contingent consideration
Disclosure of detailed information about business combination [line items]
Total payments for acquisitions of subsidiaries, net of cash acquired	(159)
EQ Tek | Refund of acquisition, net of cash
Disclosure of detailed information about business combination [line items]
Total payments for acquisitions of subsidiaries, net of cash acquired	509
GalaxE | Payment of acquisition , net of cash
Disclosure of detailed information about business combination [line items]
Total payments for acquisitions of subsidiaries, net of cash acquired	(380)
Colorfy GmbH | Payment of acquisition , net of cash
Disclosure of detailed information about business combination [line items]
Total payments for acquisitions of subsidiaries, net of cash acquired	(532)
Mudbath & Co Pty Ltd | Business combination, cash paid for contingent consideration
Disclosure of detailed information about business combination [line items]
Total payments for acquisitions of subsidiaries, net of cash acquired	(2,898)
Mudbath & Co Pty Ltd | Deferred consideration
Disclosure of detailed information about business combination [line items]
Total payments for acquisitions of subsidiaries, net of cash acquired	(1,011)
Lexicon | Deferred consideration
Disclosure of detailed information about business combination [line items]
Total payments for acquisitions of subsidiaries, net of cash acquired	(1,386)
TLM | Business combination, cash paid for contingent consideration
Disclosure of detailed information about business combination [line items]
Total payments for acquisitions of subsidiaries, net of cash acquired	(197)
TLM | Deferred consideration
Disclosure of detailed information about business combination [line items]
Total payments for acquisitions of subsidiaries, net of cash acquired	£ (777)